Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases
SCHEDULE OF RIGHT OF USE ASSETS AND LEASE LIABILITY

Right-of-use assets	Property $
At 1 April 2021	98,579
Derecognition of right of use asset	(97,553)
Impact of Foreign exchange	(1,026)
At 31 March 2022	-

$
At 1 April 2020	30,099
Depreciation of early terminated lease	(4,060)
Early Termination write off	(27,069)
Impact of Foreign exchange	1,030

Additions	104,377
Depreciation of new lease	(5,799)
At 31 March 2021	98,579

Lease Liabilities	31 March 2022	31 March 2021
	$	$
At 1 April	98,760	31,689
Interest expense		740
Lease payments	-	(4,542)
Impact of foreign exchange	(1,207)	-
Derecognition of lease liability	(97,553)	-
Early Termination write off	-	(27,887)
Additions	-	104,378
Interest expense	-	382
Lease payments	-	(6,000)
	-	98,760

SCHEDULE OF LEASE LIABILITIES BY CLASSIFICATION	Lease liabilities are presented in the statement of financial position as follows:
	31 March 2022	31 March 2021
	$	$
Current	-	34,148
Non-current	-	64,612

	-	98,760

SCHEDULE OF CONTRACTUAL MATURITIES OF LEASE LIABILITIES

At March 31, 2022 and March 31, 2021, the company had annual commitments under non-cancellable operating leases:

Operating leases which expire:	31 March 2022	31 March 2021
	$	$
Within one year	18,713	-

	18,713	-